CAPITAL STOCK (Details Narrative) - USD ($)	Feb. 28, 2024	Mar. 31, 2024	Mar. 31, 2023	Apr. 14, 2022
Equity [Abstract]
Capital units authorized				50,000,000
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	500,000,000
Common stock, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.0001
Share split	2-for-1 share split
Capital units	$ 50,000
Capital units issued	$ 1,125
Common stock, shares issued	22,500,000	22,500,000	22,500,000